8. INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Net operating loss beginning expiration date	Dec. 31, 2021
Uncertain tax positions	$ 0	$ 0
Federal blended statuatory tax rate	30.75%
Decrease in net deferred tax assets	$ (7,600,000)
Federal
Net operating loss carryforwards	61,000,000
State
Net operating loss carryforwards	$ 49,000,000